SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG LONDON LOS ANGELES	NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

February 23, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock U.S. Opportunities Portfolio and BlackRock Science & Technology Opportunities Portfolio, each a series of BlackRock FundsSM (File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus with respect to the Investor A Shares of BlackRock U.S. Opportunities Portfolio and the Prospectuses with respect to Investor, Institutional, Class R and Service Shares of BlackRock Science & Technology Opportunities Portfolio (collectively, the “Funds”), each dated January 28, 2011, as filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 2, 2011 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5583.

Very truly yours,

/s/ Ellen W. Harris
Ellen W. Harris

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships

Securities and Exchange Commission

February 23, 2011

Enclosures

cc:	Ben Archibald, Esq.

BlackRock Advisors, LLC